Financial assets held for trading - Breakdown by issuing entity and credit rating (Details) - Financial assets held for trading € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Financial assets held for trading
Nominal value	€ 6,214
Fair value	6,301
Quoted bonds issued by sovereign states
Financial assets held for trading
Nominal value	1,133
Fair value	1,149
Quoted bonds issued by sovereign states, Fixed rate bonds
Financial assets held for trading
Nominal value	703
Fair value	717
Quoted bonds issued by sovereign states, Fixed rate bonds | Italy
Financial assets held for trading
Nominal value	307
Fair value	€ 315
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Fixed rate bonds | Chile
Financial assets held for trading
Nominal value	€ 167
Fair value	€ 170
Rating - Moody's	A1
Rating - S&P	A
Quoted bonds issued by sovereign states, Fixed rate bonds | United States of America
Financial assets held for trading
Nominal value	€ 122
Fair value	€ 124
Rating - Moody's	Aaa
Rating - S&P	AA+
Quoted bonds issued by sovereign states, Fixed rate bonds | Other countries
Financial assets held for trading
Nominal value	€ 107
Fair value	€ 108
Rating - Moody's	from Aaa to Baa1
Rating - S&P	from AAA to A-
Quoted bonds issued by sovereign states, Floating rate bonds
Financial assets held for trading
Nominal value	€ 430
Fair value	432
Quoted bonds issued by sovereign states, Floating rate bonds | Italy
Financial assets held for trading
Nominal value	390
Fair value	€ 392
Rating - Moody's	Baa3
Rating - S&P	BBB
Quoted bonds issued by sovereign states, Floating rate bonds | Switzerland
Financial assets held for trading
Nominal value	€ 29
Fair value	€ 29
Rating - Moody's	Aaa
Rating - S&P	AAA
Quoted bonds issued by sovereign states, Floating rate bonds | Other countries
Financial assets held for trading
Nominal value	€ 11
Fair value	€ 11
Rating - Moody's	from Aaa to Baa2
Rating - S&P	from AA+ to BBB
Other Bonds
Financial assets held for trading
Nominal value	€ 5,081
Fair value	5,152
Other Bonds Fixed rate bonds
Financial assets held for trading
Nominal value	3,024
Fair value	3,081
Other Bonds Fixed rate bonds | Quoted bonds issued by industrial companies
Financial assets held for trading
Nominal value	1,792
Fair value	€ 1,833
Rating - Moody's	from Aa1 to Baa3
Rating - S&P	from AA+ to BBB-
Other Bonds Fixed rate bonds | Quoted bonds issued by financial and insurance companies
Financial assets held for trading
Nominal value	€ 942
Fair value	€ 955
Rating - Moody's	from Aaa to Baa3
Rating - S&P	from AAA to BBB-
Other Bonds Fixed rate bonds | Other bond
Financial assets held for trading
Nominal value	€ 290
Fair value	€ 293
Rating - Moody's	from Aaa to Baa3
Rating - S&P	from AAA to BBB-
Other Bonds Floating rate bonds
Financial assets held for trading
Nominal value	€ 2,057
Fair value	2,071
Other Bonds Floating rate bonds | Quoted bonds issued by industrial companies
Financial assets held for trading
Nominal value	537
Fair value	€ 540
Rating - Moody's	from Aa1 to Baa3
Rating - S&P	from AA+ to BBB-
Other Bonds Floating rate bonds | Quoted bonds issued by financial and insurance companies
Financial assets held for trading
Nominal value	€ 1,205
Fair value	€ 1,215
Rating - Moody's	from Aa1 to Baa3
Rating - S&P	from AA+ to BBB-
Other Bonds Floating rate bonds | Other bond
Financial assets held for trading
Nominal value	€ 315
Fair value	€ 316
Rating - Moody's	from Aa1 to Baa2
Rating - S&P	from AA+ to BBB